Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets [Abstract]
Weighted Average Amortization Years	19.2
Cost	$ 25,893,000	$ 25,500,000
Accumulated Amortization	(13,233,000)	(12,281,000)
Intangible assets expense [Abstract]
Amortization expense of intangible assets	1,300,000	1,300,000	1,300,000
2012	1,400,000
2013	1,400,000
2014	1,400,000
2015	1,400,000
2016	1,400,000
Goodwill activity [Roll Forward]
Balance as of beginning of period	445,115,000	455,995,000
Goodwill of acquired business	7,962,000
Currency translation impact	(8,712,000)	(10,880,000)
Balance as of end of period	444,365,000	445,115,000	455,995,000
Flavor And Fragnances [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	136,392,000	139,091,000
Goodwill of acquired business	0
Currency translation impact	(3,700,000)	(2,699,000)
Balance as of end of period	132,692,000	136,392,000
Color [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	304,615,000	313,253,000
Goodwill of acquired business	7,962,000
Currency translation impact	(5,198,000)	(8,638,000)
Balance as of end of period	307,379,000	304,615,000
Corporate And Other [Member]
Goodwill activity [Roll Forward]
Balance as of beginning of period	4,108,000	3,651,000
Goodwill of acquired business	0
Currency translation impact	186,000	457,000
Balance as of end of period	4,294,000	4,108,000
Technological Know How [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20.0
Cost	8,776,000	8,840,000
Accumulated Amortization	(4,622,000)	(4,242,000)
Customer Relationships [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	20.0
Cost	7,838,000	7,222,000
Accumulated Amortization	(3,399,000)	(3,078,000)
Patents, Trademarks, Noncompete Agreements and Other [Member]
Intangible assets [Abstract]
Weighted Average Amortization Years	17.6
Cost	9,279,000	9,438,000
Accumulated Amortization	$ (5,212,000)	$ (4,961,000)